Deferred Underwriting Compensation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Underwriting Compensation [Abstract]
Deferred underwriting compensation	$ 14,000,000	$ 14,000,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount if business combination not completed	$ 0